Subsequent Events (Details)	1 Months Ended			2 Months Ended	12 Months Ended
	Mar. 31, 2025 USD ($) vessel	Feb. 28, 2025 USD ($)	Jan. 31, 2025 vessel	Mar. 03, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($) vessel
Subsequent Event [Line Items]
Payments to Acquire Property, Plant, and Equipment					$ 70,504,000	$ 0	$ 0
October 2024 Stock Repurchase Program | Subsequent Events
Subsequent Event [Line Items]
Treasury Stock, Shares, Acquired | shares				734,639
Treasury Stock, Common, Value				$ 4,900,000
Shares Acquired, Average Cost Per Share | $ / shares				$ 6.71
Teekay Tankers
Subsequent Event [Line Items]
Proceeds from sale of vessels and equipment (note 18)					$ 88,300,000		$ 68,400,000
Teekay Tankers | Subsequent Events
Subsequent Event [Line Items]
Proceeds from sale of vessels and equipment (note 18)		$ 95,500,000
Aframax/LR2 Tankers | Teekay Tankers
Subsequent Event [Line Items]
Number Of Vessels Sold | vessel					2	1	3
Proceeds from sale of vessels and equipment (note 18)						$ 23,000,000
Aframax/LR2 Tankers | Teekay Tankers | Subsequent Events
Subsequent Event [Line Items]
Number Of Vessels Sold | vessel	1		1
Vessel agreed to be purchased		1
Payments to Acquire Property, Plant, and Equipment		$ 63,000,000
Suezmax | Teekay Tankers
Subsequent Event [Line Items]
Number Of Vessels Sold | vessel					1
Suezmax | Teekay Tankers | Subsequent Events
Subsequent Event [Line Items]
Number Of Vessels Sold | vessel			2
Suezmax and Aframax/LR2 Vessels | Teekay Tankers | Subsequent Events
Subsequent Event [Line Items]
Number Of Vessels Sold | vessel	1
Proceeds from sale of vessels and equipment (note 18)	$ 59,000,000.0